RISK MANAGEMENT (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance	$ 723	$ 1,440
Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance	882,414	$ 791,157
Total ECL Allowance, Percentage		100.00%
Credit Risk [Member] | Collectively Assessed [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 30,213,414	$ 27,725,914
Total Individual, Percentage	100.00%	100.00%
Total ECL Allowance	$ 882,414
Total ECL Allowance, Percentage	100.00%
Credit Risk [Member] | Collectively Assessed [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 26,913,508
Total ECL Allowance	153,640
Credit Risk [Member] | Collectively Assessed [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,796,790
Total ECL Allowance	124,114
Credit Risk [Member] | Collectively Assessed [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,503,116
Total ECL Allowance	603,660
Credit Risk [Member] | Commerical Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual		$ 219,262
Total Individual, Percentage		27.73%
Total ECL Allowance		$ 219,073
Total ECL Allowance, Percentage		27.69%
Credit Risk [Member] | Commerical Loans [Member] | A1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 827
Total ECL Allowance, Percentage		0.10%
Credit Risk [Member] | Commerical Loans [Member] | A2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 18,514
Total ECL Allowance, Percentage		2.34%
Credit Risk [Member] | Commerical Loans [Member] | A3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 27,894
Total ECL Allowance, Percentage		3.53%
Credit Risk [Member] | Commerical Loans [Member] | C1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 2,604
Total ECL Allowance, Percentage		0.33%
Credit Risk [Member] | Commerical Loans [Member] | C2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 5,104
Total ECL Allowance, Percentage		0.65%
Credit Risk [Member] | Commerical Loans [Member] | C3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 8,935
Total ECL Allowance, Percentage		1.13%
Credit Risk [Member] | Commerical Loans [Member] | C4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 19,120
Total ECL Allowance, Percentage		2.42%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 10,950,549	$ 10,168,164
Total Individual, Percentage	36.24%	36.67%
Total ECL Allowance	$ 259,370
Total ECL Allowance, Percentage	29.39%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 29,998	$ 1,051,072
Total Individual, Percentage	0.10%	3.79%
Total ECL Allowance	$ 2
Total ECL Allowance, Percentage	0.00%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 1,074,789	$ 5,957,305
Total Individual, Percentage	3.56%	21.49%
Total ECL Allowance	$ 525
Total ECL Allowance, Percentage	0.06%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 2,699,993	$ 2,176,779
Total Individual, Percentage	8.94%	7.85%
Total ECL Allowance	$ 2,574
Total ECL Allowance, Percentage	0.29%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 3,217,154
Total Individual, Percentage	10.65%
Total ECL Allowance	$ 9,206
Total ECL Allowance, Percentage	1.04%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A5 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 1,781,400
Total Individual, Percentage	5.90%
Total ECL Allowance	$ 11,192
Total ECL Allowance, Percentage	1.33%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A6 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 981,170
Total Individual, Percentage	3.25%
Total ECL Allowance	$ 9,188
Total ECL Allowance, Percentage	1.04%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | B1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 495,102
Total Individual, Percentage	1.64%
Total ECL Allowance	$ 14,232
Total ECL Allowance, Percentage	1.61%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | B2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 82,111
Total Individual, Percentage	0.27%
Total ECL Allowance	$ 2,852
Total ECL Allowance, Percentage	0.32%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 67,703
Total Individual, Percentage	0.22%
Total ECL Allowance	$ 4,074
Total ECL Allowance, Percentage	0.46%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | B4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 93,133
Total Individual, Percentage	0.31%
Total ECL Allowance	$ 22,176
Total ECL Allowance, Percentage	2.51%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 154,708	$ 145,033
Total Individual, Percentage	0.51%	0.52%
Total ECL Allowance	$ 50,695
Total ECL Allowance, Percentage	5.75%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 54,924	$ 56,871
Total Individual, Percentage	0.18%	0.21%
Total ECL Allowance	$ 19,672
Total ECL Allowance, Percentage	2.20%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 45,859	$ 39,825
Total Individual, Percentage	0.15%	0.14%
Total ECL Allowance	$ 11,297
Total ECL Allowance, Percentage	1.31%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 36,005	$ 53,261
Total Individual, Percentage	0.12%	0.19%
Total ECL Allowance	$ 17,323
Total ECL Allowance, Percentage	1.96%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C5 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 65,465
Total Individual, Percentage	0.22%
Total ECL Allowance	$ 40,573
Total ECL Allowance, Percentage	4.60%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C6 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 71,035
Total Individual, Percentage	0.22%
Total ECL Allowance	$ 43,789
Total ECL Allowance, Percentage	4.91%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 9,695,837
Total ECL Allowance	30,189
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | A1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	29,998
Total ECL Allowance	2
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | A2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,074,789
Total ECL Allowance	525
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | A3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	2,699,684
Total ECL Allowance	2,526
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | A4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	3,200,608
Total ECL Allowance	8,865
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | A5 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,755,259
Total ECL Allowance	11,296
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | A6 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	935,499
Total ECL Allowance	6,975
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | B1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | B2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | B4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | C1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | C2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | C3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | C4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | C5 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 1 [Member] | C6 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	867,783
Total ECL Allowance	31,066
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | A1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | A2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | A3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	309
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | A4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	16,546
Total ECL Allowance	323
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | A5 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	26,141
Total ECL Allowance	453
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | A6 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	45,671
Total ECL Allowance	2,213
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | B1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	494,915
Total ECL Allowance	14,107
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | B2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	81,955
Total ECL Allowance	2,786
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	67,089
Total ECL Allowance	3,841
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | B4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	47,653
Total ECL Allowance	2,488
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | C1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	46,383
Total ECL Allowance	2,548
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | C2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	15,678
Total ECL Allowance	1,261
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | C3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	19,655
Total ECL Allowance	733
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | C4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	3,560
Total ECL Allowance	246
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | C5 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	703
Total ECL Allowance	32
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 2 [Member] | C6 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,525
Total ECL Allowance	35
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	386,929
Total ECL Allowance	198,115
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | A1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | A2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | A3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | A4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | A5 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | A6 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual
Total ECL Allowance
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | B1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	187
Total ECL Allowance	79
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | B2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	156
Total ECL Allowance	66
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	614
Total ECL Allowance	233
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | B4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	45,480
Total ECL Allowance	19,688
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | C1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	108,325
Total ECL Allowance	48,147
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | C2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	39,246
Total ECL Allowance	18,171
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | C3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	26,204
Total ECL Allowance	10,803
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | C4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	32,445
Total ECL Allowance	17,077
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | C5 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	64,762
Total ECL Allowance	40,541
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | Stage 3 [Member] | C6 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	69,510
Total ECL Allowance	43,310
Credit Risk [Member] | Commerical Loans [Member] | Collectively Assessed [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 4,235,595	$ 3,903,163
Total Individual, Percentage	14.02%	14.08%
Total ECL Allowance	$ 247,432
Total ECL Allowance, Percentage	28.04%
Credit Risk [Member] | Commerical Loans [Member] | Collectively Assessed [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 3,616,969
Total ECL Allowance	43,541
Credit Risk [Member] | Commerical Loans [Member] | Collectively Assessed [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	232,472
Total ECL Allowance	24,754
Credit Risk [Member] | Commerical Loans [Member] | Collectively Assessed [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	386,154
Total ECL Allowance	179,317
Credit Risk [Member] | Residential Mortgage Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 69,066
Total ECL Allowance, Percentage		8.72%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Collectively Assessed [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 4,876,289	$ 9,096,895
Total Individual, Percentage	16.14%	32.81%
Total ECL Allowance	$ 284,342
Total ECL Allowance, Percentage	32.23%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Collectively Assessed [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 4,341,470
Total ECL Allowance	70,904
Credit Risk [Member] | Residential Mortgage Loans [Member] | Collectively Assessed [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	249,039
Total ECL Allowance	54,372
Credit Risk [Member] | Residential Mortgage Loans [Member] | Collectively Assessed [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	285,510
Total ECL Allowance	159,066
Credit Risk [Member] | Consumer Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 283,756
Total ECL Allowance, Percentage		35.86%
Credit Risk [Member] | Consumer Loans [Member] | Collectively Assessed [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 10,150,981	$ 4,557,692
Total Individual, Percentage	33.60%	16.44%
Total ECL Allowance	$ 91,270
Total ECL Allowance, Percentage	10.34%
Credit Risk [Member] | Consumer Loans [Member] | Collectively Assessed [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 9,258,962
Total ECL Allowance	9,006
Credit Risk [Member] | Consumer Loans [Member] | Collectively Assessed [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	447,496
Total ECL Allowance	15,102
Credit Risk [Member] | Consumer Loans [Member] | Collectively Assessed [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	444,523
Total ECL Allowance	67,162
Credit Risk [Member] | Subtotal [Member] | Collectively Assessed [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 19,262,865
Total Individual, Percentage	63.76%
Total ECL Allowance	$ 623,044
Total ECL Allowance, Percentage	70.61%
Credit Risk [Member] | Subtotal [Member] | Collectively Assessed [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	$ 17,217,671
Total ECL Allowance	123,451
Credit Risk [Member] | Subtotal [Member] | Collectively Assessed [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	929,007
Total ECL Allowance	94,048
Credit Risk [Member] | Subtotal [Member] | Collectively Assessed [Member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Individual	1,116,187
Total ECL Allowance	$ 405,545